Stock and Incentive Programs	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock and Incentive Programs
Equity Incentive Programs

The shareholders of the Company approved the Quad/Graphics, Inc. 2010 Omnibus Incentive Plan ("Omnibus Plan") for two complimentary purposes: (1) to attract and retain outstanding individuals to serve as directors, officers and employees and (2) to increase shareholder value. The Omnibus plan provides for an aggregate 7,871,652 shares of class A common stock reserved for issuance under the Omnibus Plan. Awards under the Omnibus Plan may consist of incentive awards, stock options, stock appreciation rights, performance shares, performance share units, shares of class A common stock, restricted stock, restricted stock units, deferred stock units or other stock-based awards as determined by the Company's board of directors. Each stock option granted has an exercise price of no less than 100% of the fair market value of the class A common stock on the date of grant. As of September 30, 2014, there are 1,771,669 shares available for issuance under the Omnibus Plan.

The Company recognizes compensation expense, based on estimated grant date fair values, for all share-based awards issued to employees and non-employee directors, including stock options, performance shares, performance share units, restricted stock, restricted stock units and deferred stock units. The Company recognizes these compensation costs for only those awards expected to vest, on a straight-line basis over the requisite three to four year service period of the awards, except deferred stock units, which are fully vested and expensed on the grant date. The Company estimated the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management's expectations of employee turnover within the specific employee groups receiving each type of award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods, if actual forfeitures differ from those estimates.

Equity Incentive Compensation Expense

The total compensation expense recognized related to all equity incentive programs was $4.6 million and $13.2 million for the three and nine months ended September 30, 2014, respectively, and $4.2 million and $13.5 million for the three and nine months ended September 30, 2013, respectively, and was recorded in selling, general and administrative expenses in the condensed consolidated statements of operations. Total future compensation expense related to all equity incentive programs granted as of September 30, 2014, is approximately $22.0 million. Estimated future compensation expense is $4.2 million for 2014, $10.7 million for 2015, $6.2 million for 2016 and $0.9 million for 2017.

Net tax expense on equity award activity, shown as tax (expense) benefit on equity award activity in the financing section of the condensed consolidated statements of cash flows, was $0.9 million during the nine months ended September 30, 2014. There were $0.5 million net tax benefits on equity award activity during the nine months ended September 30, 2013.

Stock Options

Options vest over four years, with no vesting in the first year, and one-third vesting upon the second, third and fourth anniversary dates. As defined in the individual grant agreements, acceleration of vesting may occur under a change in control, death, disability or normal retirement of the grantee. Options expire no later than the tenth anniversary of the grant date, 24 months after termination for death, 36 months after termination for normal retirement or disability and 90 days after termination of employment for any other reason. Options are not credited with dividend declarations, except for the November 18, 2011 grants. Stock options are only to be granted to employees.

There were no stock options granted under the Omnibus Plan during the three and nine months ended September 30, 2014 and 2013. Compensation expense recognized related to stock options was $2.0 million and $6.0 million for the three and nine months ended September 30, 2014, respectively, and $2.3 million and $7.1 million for the three and nine months ended September 30, 2013, respectively. Total future compensation expense for all stock options granted as of September 30, 2014, is approximately $1.5 million. Estimated future compensation expense is $1.3 million for 2014 and $0.2 million for 2015.

The following table is a summary of the stock option activity for the nine months ended September 30, 2014:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2013	3,759,265	$20.82	5.8	$30.0
Granted	—	—
Exercised	(121,446)	14.12
Cancelled/forfeited/expired	(87,313)	25.16
Outstanding at September 30, 2014	3,550,506	$20.94	5.0	$9.0

Exercisable at September 30, 2014	2,736,182	$21.05	4.8	$6.5

The intrinsic value of options exercisable and options outstanding at September 30, 2014 and December 31, 2013, is based on the fair value of the stock price. All outstanding options are either vested or expected to vest at September 30, 2014.

The following table is a summary of the stock option exercises and vesting activity for the three and nine months ended September 30, 2014 and 2013:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Total intrinsic value of stock options exercised	$0.2	$4.7	$1.0	$5.6
Cash received from stock option exercises	0.5	4.8	1.8	6.5
Total grant date fair value of stock options vested	—	—	1.9	1.8

Performance Share and Performance Share Units

Performance share ("PS") and performance share unit ("PSU") awards consist of shares or the rights to shares of the Company's class A common stock which are awarded to employees of the Company. These shares are payable upon the determination that the Company achieved certain established performance targets and can range from 0% to 200% of the targeted payout based on the actual results. Shares awarded in 2013 have a performance period of three years ending December 31, 2015. As set forth in the individual grant agreements, acceleration of vesting may occur under a change in control, death, disability or normal retirement of the grantee. Grantees receiving PS or PSU grants receive full credit for dividends during the vesting period. All such dividends will be paid to the grantee within 45 days of full vesting. Upon vesting, PSUs will be settled either through cash payment equal to the fair market value of the PSUs on the vesting date or through issuance of Company class A common stock. There are no voting rights with these instruments until vesting occurs and a share of stock is issued.

The following table is a summary of PS and PSU award activity for the nine months ended September 30, 2014:

	Performance Shares			Performance Share Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)
Nonvested at December 31, 2013	351,848	$20.39	2.0	16,208	$20.50	2.0
Granted	—	—		—	—
Vested	—	—		—	—
Forfeited	(8,280)	20.39		—	—
Nonvested at September 30, 2014	343,568	$20.39	1.4	16,208	$20.50	1.4

There were no PS or PSU awards granted during the three and nine months ended September 30, 2014. There were no PS or PSU awards granted during the three months ended September 30, 2013. During the nine months ended September 30, 2013, PS awards of 389,930 shares and PSU awards of 16,208 units were granted at a weighted-average grant date fair value of $20.39 and $20.50, respectively. On the grant dates, the target number of shares ("target shares") was granted. During the performance period, the target shares will be earned or forfeited, and additional shares, up to the maximum number of shares, may be granted at the end of the performance period. The potential payouts for nonvested awards at September 30, 2014 range from zero to 719,552 PS or PSU awards should certain performance targets be achieved. PS and PSU awards will vest on March 1, 2016, provided the holder of the share is continuously employed by the Company until the vesting date.

Compensation expense for awards granted is recognized based on the targeted payout of 100%, net of estimated forfeitures. Compensation expense recognized related to PS and PSUs was $0.6 million and $1.6 million for the three and nine months ended September 30, 2014, respectively, and $0.6 million and $1.8 million, for the three and nine months ended September 30, 2013, respectively. Total future compensation expense for all PS and PSUs granted as of September 30, 2014, is approximately $3.3 million. Estimated future compensation expense is $0.6 million for 2014, $2.3 million for 2015 and $0.4 million for 2016.

Restricted Stock and Restricted Stock Units

Restricted stock ("RS") and restricted stock unit ("RSU") awards consist of shares or the rights to shares of the Company's class A common stock which are awarded to employees of the Company. The awards are restricted such that they are subject to substantial risk of forfeiture and to restrictions on their sale or other transfer by the employee. RSU awards are typically granted to eligible employees outside of the United States. As defined in the individual grant agreements, acceleration of vesting may occur under a change in control, death, disability or normal retirement of the grantee. Grantees receiving RS grants are able to exercise full voting rights and receive full credit for dividends during the vesting period. All such dividends will be paid to the RS grantee within 45 days of full vesting. Grantees receiving RSUs granted prior to January 1, 2012 are not entitled to vote and do not earn dividends. Grantees receiving RSUs on or after January 1, 2012 are not entitled to vote but do earn dividends. Upon vesting, RSUs will be settled either through cash payment equal to the fair market value of the RSUs on the vesting date or through issuance of Company class A common stock.

The following table is a summary of RS and RSU award activity for the nine months ended September 30, 2014:

	Restricted Stock			Restricted Stock Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)
Nonvested at December 31, 2013	735,357	$20.88	1.4	49,673	$20.49	1.6
Granted	706,490	23.44		17,767	23.45
Vested	(99,405)	40.42		(4,394)	36.49
Forfeited	(29,801)	19.71		—	—
Nonvested at September 30, 2014	1,312,641	$20.81	1.7	63,046	$20.21	1.5

There were no RS or RSU awards granted during three months ended September 30, 2014. During the nine months ended September 30, 2014, RS awards of 706,490 shares and RSU awards of 17,767 units were granted at a weighted-average grant date fair value of $23.44 and $23.45, respectively. There were no RS or RSU awards granted during the three months ended September 30, 2013. During the nine months ended September 30, 2013, RS awards of 408,146 shares and RSU awards of 32,671 units were granted at a weighted-average grant date fair value of $20.39 and $20.72, respectively. In general, RS and RSU awards will vest on the third anniversary of the grant date, provided the holder of the share is continuously employed by the Company until the vesting date. Compensation expense recognized for RS and RSUs was $2.0 million and $5.0 million for the three and nine months ended September 30, 2014, respectively, and $1.3 million and $3.9 million for the three and nine months ended September 30, 2013, respectively. Total future compensation expense for all RS and RSUs granted as of September 30, 2014, is approximately $17.2 million. Estimated future compensation expense is $2.3 million for 2014, $8.2 million for 2015, $5.8 million for 2016 and $0.9 million for 2017.

Deferred Stock Units

Deferred stock units ("DSU") are awards of rights to shares of the Company's class A common stock and are awarded to non-employee directors of the Company. The following table is a summary of DSU award activity for the nine months ended September 30, 2014:

	Deferred Stock Units
	Units	Weighted-Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	79,096	$18.95
Granted	26,316	23.45
Dividend equivalents granted	3,916	19.77
Settled	—	—
Forfeited	—	—
Outstanding at September 30, 2014	109,328	$20.06

There were no DSU awards granted during the three months ended September 30, 2014. During the nine months ended September 30, 2014, DSU awards of 26,316 units were granted at a weighted-average grant date fair value of $23.45. There were no DSU awards granted during the three months ended September 30, 2013. During the nine months ended September 30, 2013, DSU awards of 33,115 units were granted at a weighted-average grant date fair value of $20.39. The DSU awards are fully vested on the grant date. Each DSU award entitles the grantee to receive one share of class A common stock upon the earlier of the separation date of the grantee or the second anniversary of the grant date, but could be subject to acceleration for a change in control, death or disability as defined in the individual DSU grant agreement. Grantees of DSU awards may not exercise voting rights, but are credited with dividend equivalents and those dividend equivalents will be converted into additional DSU awards based on the closing price of the class A common stock. Dividend equivalents were granted during the three and nine months ended September 30, 2014 of 1,465 units and 3,916 units, respectively. Dividend equivalents were granted during the three and nine months ended September 30, 2013 of 754 units and 2,640 units, respectively. There was no compensation expense recorded for DSUs during the three months ended September 30, 2014, and $0.6 million of compensation expense was recorded for DSUs during the nine months ended September 30, 2014. There was no compensation expense recorded for DSUs during the three months ended September 30, 2013, and $0.7 million of compensation expense was recorded for DSUs during the nine months ended September 30, 2013. As these awards were fully vested on the grant date, all compensation expense was recognized at the date of grant.

Other information

Authorized unissued shares or treasury shares may be used for issuance under the Company's equity incentive programs. The Company intends to use treasury shares of its class A common stock to meet the stock requirements of its awards in the future.

Equity Incentive Programs

The shareholders of the Company approved the Quad/Graphics Inc. 2010 Omnibus Incentive Plan ("Omnibus Plan") for two complimentary purposes: (1) to attract and retain outstanding individuals to serve as directors, officers and employees and (2) to increase shareholder value. The Omnibus Plan replaced the 1999 Nonqualified Stock Option Plan and the 1990 Stock Option Plan and, as of January 1, 2011, all equity grants are made from the Omnibus Plan. In May 2012 and 2013, an additional 3,571,652 and 2,000,000 shares, respectively, were approved for issuance under the Omnibus Plan, making 7,871,652 shares of Class A stock reserved for issuance under the Omnibus Plan. Awards under the Omnibus Plan may consist of incentive awards, stock options, stock appreciation rights, performance shares, performance share units, shares of class A stock, restricted stock, restricted stock units, deferred stock units or other stock-based awards as determined by the Company's board of directors. Each stock option granted has an exercise price of no less than 100% of the fair market value of the class A stock on the date of grant. As of December 31, 2013, there are 2,400,763 shares available for issuance under the Omnibus Plan.

The Company recognizes compensation expense, based on estimated grant date fair values, for all share-based awards issued to employees and non-employee directors, including stock options, performance shares, performance share units, restricted stock, restricted stock units and deferred stock units. The Company recognizes these compensation costs for only those awards expected to vest, on a straight-line basis over the requisite service period of the award, which is generally the vesting term of three to four years for performance share and performance share unit awards, restricted stock and restricted stock unit awards, and stock options. The Company estimated the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management's expectations of employee turnover within the specific employee groups receiving each type of award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods, if actual forfeitures differ from those estimates.

Equity Incentive Compensation Expense

The total compensation expense recognized related to all equity incentive programs was $18.6 million, $13.4 million and $14.9 million for the years ended December 31, 2013, 2012 and 2011, respectively, and was recorded in selling, general and administrative expenses and restructuring, impairment and transaction-related charges in the consolidated statements of operations. Total future compensation expense related to all equity incentive programs granted as of December 31, 2013, is approximately $19.5 million. Estimated future compensation expense is $14.1 million for 2014 and $5.4 million for 2015.

Stock Options

On November 18, 2011, the Company announced that the Board of Directors had approved the termination of the outstanding stock options under the Company's 1990 Stock Option Plan and 1999 Nonqualified Stock Option Plan (the “409A Options”). In accordance with the authoritative literature for the termination and modification of stock options, as of December 31, 2011, the Company recorded a $20.0 million liability for the termination payment, which was based on the number of 409A Options held by the option holders, the Company's weighted volume adjusted stock price of $13.47 as of November 18, 2011, and the exercise price of the 409A Options. The termination payment was paid in December 2012. In addition, in 2011, the Company recorded $6.4 million of incremental stock option expense, which is recorded in restructuring, impairment and transaction-related charges in the consolidated statements of operations.

The option holders were granted new options under the Omnibus Plan equal to the number of terminated 409A Options held by them. All of the new options were granted at an exercise price equal to or greater than the fair market value of $13.47 per share, and if the exercise price of an option holders' 409A Options was greater than $13.47, then the new options were issued at such greater price. Therefore, none of the new options were granted with an exercise price below fair market value and all of the new options were granted at an exercise price equal to or greater than the corresponding 409A Option that was canceled.

For new option grants beginning January 1, 2011, options vest over four years, with no vesting in the first year and one-third vesting upon the second, third and fourth anniversary dates. As defined in the individual grant agreements, acceleration of vesting may occur under a change in control, death, disability or normal retirement of the grantee. For the new option grants beginning January 1, 2011, options expire no later than the tenth anniversary of the grant date, twenty-four months after termination for death, thirty-six months after termination for normal retirement or disability and 90 days after termination of employment for any other reason. While stock options granted prior to 2011 were credited with dividend declarations, the new option grants after that time are not credited with dividend declarations, excluding the November 18, 2011 grants. Stock options are only to be granted to employees and will only be granted under the new option grant terms from January 1, 2011 forward.

There were no stock options granted under the Omnibus plan during the year ended December 31, 2013. There were 448,154 stock options granted with a grant date weighted average fair value of $2.25 during the year ended December 31, 2012. There were 451,029 stock options granted with a grant date weighted average fair value of $13.17 during the year ended December 31, 2011. Excluding the 3,571,652 new options granted on November 18, 2011, the fair market value of stock options is determined using the Black-Scholes-Merton option pricing module. The fair market value of the stock options is determined using the following weighted average assumptions for the years ended December 31, 2012 and 2011:

	2012	2011
Expected volatility	36.7%	36.0%
Risk-free interest rate	1.3%	2.3%
Expected life (years)	7.0	7.0
Dividend yield	7.1%	2.0%

The Company determined expected volatility based on the volatility of comparable company stock. The average risk-free interest rate is based on the United States treasury security rate in effect as of the grant date over the term of the expected life. The expected life is based on the term and vesting period of each grant adjusted for historical experience in vesting.

Compensation expense recognized related to stock options was $10.8 million, $10.1 million and $12.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total future compensation expense for all stock options granted as of December 31, 2013, is approximately $7.8 million. Estimated future compensation expense is $7.6 million for 2014 and $0.2 million for 2015.

The following table is a summary of the stock option activity for the year ended December 31, 2013:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at December 31, 2012	4,407,125	$20.34	6.8	$15.2
Granted	—	—
Exercised	(461,782)	15.51
Cancelled/forfeited/expired	(186,078)	26.21
Outstanding at December 31, 2013	3,759,265	$20.82	5.8	$30.0

Vested and expected to vest at December 31, 2013	3,759,265	$20.82	5.8	$30.0
Exercisable at December 31, 2013	2,658,188	$20.30	5.4	$20.8

The intrinsic value of options exercisable and options outstanding at December 31, 2013, 2012 and 2011 is based on the fair value of the stock price.

Share-based compensation activity for the years ended December 31, 2013, 2012 and 2011, is noted below:

	2013	2012	2011
Total intrinsic value of stock options exercised	$6.3	$—	$3.7
Cash received from stock option exercises	7.2	0.1	1.6
Total grant date fair value of stock options vested	3.7	1.9	5.4

Net tax benefits on stock option activity, shown as tax benefit on stock option activity in the financing section of the consolidated statements of cash flows, were $2.2 million, $4.1 million and $0.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Performance Share and Performance Share Units

Performance share ("PS") and performance share unit ("PSU") awards consist of shares or the rights to shares of the Company's class A stock which are awarded to employees of the Company. These shares are payable upon the determination that the Company achieved certain established performance targets and can range from 0% to 200% of the targeted payout based on the actual results. Shares awarded in 2013 have a performance period of three years ending December 31, 2015. As set forth in the individual grant agreements, acceleration of vesting may occur under a change in control, or death, disability or normal retirement of the grantee. Grantees receiving PS or PSU grants receive full credit for dividends during the vesting period. All such dividends will be paid to the grantee within 45 days of full vesting. Upon vesting, PSUs will be settled either through cash payment equal to the fair market value of the PSUs on the vesting date or through issuance of Company class A stock. There are no voting rights with these instruments until vesting occurs and a share of stock is issued.

The following table is a summary of PS and PSU award activity for the year ended December 31, 2013:

	Performance Shares			Performance Share Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (years)
Nonvested at December 31, 2012	—	$—	—	$—	$—	—
Granted	389,930	20.39		16,208	20.50
Vested	—	—		—	—
Forfeited	(38,082)	20.39		—	—
Nonvested at December 31, 2013	351,848	$20.39	2.0	$16,208	$20.50	2.0

During the year ended December 31, 2013, PS awards of 389,930 shares and PSU awards of 16,208 units were granted at a weighted-average grant date fair value of $20.39 and $20.50, respectively. There were no PS or PSU awards granted during the years ended December 31, 2012 and 2011. On the grant dates, the target number of shares ("target shares") was granted. During the performance period, the target shares will be earned or forfeited, and additional shares, up to the maximum number of shares, may be granted at the end of the performance period. The potential payouts for nonvested awards at December 31, 2013 range from zero to 736,112 PS or PSU awards should certain performance targets be achieved. In general, PS and PSU awards will vest at the end of the performance period, provided the holder of the share is continuously employed by the Company until the vesting date.

Compensation expense for awards granted are recognized based on the targeted payout of 100%, net of estimated forfeitures. Compensation expense recognized related to PS and PSUs was $2.3 million for the year ended December 31, 2013. There was no compensation expense recognized related to PS and PSUs for the years ended December 31, 2012 and 2011. Total future compensation expense for all PS and PSUs granted as of December 31, 2013 is estimated to be $4.8 million. Estimated future compensation expense is $2.4 million for 2014 and $2.4 million for 2015.

Restricted Stock and Restricted Stock Units

Restricted stock ("RS") and restricted stock unit ("RSU") awards consist of shares or the rights to shares of the Company's class A stock which are awarded to employees of the Company. The awards are restricted such that they are subject to substantial risk of forfeiture and to restrictions on their sale or other transfer by the employee. RSU awards are typically granted to eligible employees outside of the United States. As defined in the individual grant agreements, acceleration of vesting may occur under a change in control, or death, disability or normal retirement of the grantee. Grantees receiving RS grants are able to exercise full voting rights and receive full credit for dividends during the vesting period. All such dividends will be paid to the RS grantee within 45 days of full vesting. Grantees receiving RSUs granted prior to January 1, 2012 are not entitled to vote and do not earn dividends. Grantees receiving RSUs on or after January 1, 2012 are not entitled to vote but do earn dividends. Upon vesting, RSUs will be settled either through cash payment equal to the fair market value of the RSUs on the vesting date or through issuance of Company class A stock.
The following table is a summary of RS and RSU award activity for the year ended December 31, 2013:

	Restricted Stock			Restricted Stock Units
	Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (Years)	Units	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (Years)
Nonvested at December 31, 2012	415,906	$21.24	1.7	22,438	$21.17	1.7
Granted	408,146	20.39		32,671	20.72
Vested	(3,608)	19.92		—	—
Forfeited	(85,087)	20.30		(5,436)	24.64
Nonvested at December 31, 2013	735,357	$20.88	1.4	49,673	$20.49	1.6

During the year ended December 31, 2013, RS awards of 408,146 shares and RSU awards of 32,671 units were granted at a weighted-average grant date fair value of $20.39 and $20.72, respectively. During the year ended December 31, 2012, RS awards of 310,651 shares and RSU awards of 15,760 units were granted at a weighted-average grant date fair value of $14.34. On January 1, 2011, RS awards of 119,315 shares and RSU awards of 14,625 units were granted at a grant date fair value of $41.26 and $38.86, respectively. On August 1, 2011, RS awards of 709 shares and RSU awards of 1,177 were granted at a grant date fair value of $32.32 and $30.01, respectively. In general, RS and RSU awards will vest on the third anniversary of the grant date, provided the holder of the share is continuously employed by the Company until the vesting date. Compensation expense recognized for RS and RSUs was $4.8 million, $2.9 million, and $1.6 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total future compensation expense for all RS and RSUs granted as of December 31, 2013, is approximately $6.9 million. Estimated future compensation expense is $4.1 million for 2014 and $2.8 million for 2015.

Deferred Stock Units

The following table is a summary of deferred stock units ("DSU") award activity for the year ended December 31, 2013:

	Deferred Stock Units
	Units	Weighted-Average Grant Date Fair Value Per Share
Outstanding at December 31, 2012	50,705	$21.64
Granted	33,115	20.39
Dividend equivalents granted	3,529
Settled	(8,253)	41.26
Forfeited	—
Outstanding at December 31, 2013	79,096	$18.95

During the years ended December 31, 2013 and 2012, DSUs of 33,115 and 31,525 were granted at a weighted-average grant date fair value of $20.39 and $14.34, respectively. The DSUs are fully vested on the grant date. Each DSU entitles the grantee to receive one share of class A stock upon the earlier of the separation date of the grantee or the second anniversary of the grant date, but could be subject to acceleration for a change in control or death or disability as defined in the individual DSU grant agreement. Grantees of DSUs may not exercise voting rights, but are credited with dividends and those dividends will be converted into additional DSUs based on the closing price of the class A stock. Dividend equivalents units of 3,529 and 7,440 were granted for the years ended December 31, 2013 and 2012, respectively. Compensation expense recognized for DSUs was $0.7 million, $0.4 million, and $0.6 million for the years ended December 31, 2013, 2012 and 2011, respectively. As these awards were fully vested on the grant date, all compensation expense was recognized at the date of grant.

Other Information

Authorized unissued shares or treasury shares may be used for issuance under the Company's equity incentive programs. The Company intends to use treasury shares of its class A stock to meet the stock requirements of its awards in the future.